Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

Note 10 – Leases

On November 29, 2022, Knorex MY entered into a lease agreement of the office in Malaysia. The lease term was from December 1, 2022 to November 30, 2024. The lease payments are approximately $700 per month. The lease was early terminated on March 31, 2024.

On December 30, 2022, Knorex VN entered into a lease agreement of the office in Vietnam. The lease term was from January 1, 2023 to December 31, 2024. The lease payments are approximately $2,500 per month for the period commenced January 1, 2023 and ended May 31, 2023, approximately $2,800 per month for the period commenced June 1, 2023 and ended December 31, 2023, approximately $2,900 per month for the period commenced January 1, 2024 and ended December 31, 2024. The lease was expired on December 31, 2024. In January 2025, the Company renewed the lease for one year and extended the expiration date to be on December 31, 2025 approximately $3,000 per month.

On January 6, 2024, Knorex IN entered into a lease agreement of the office in India. The lease term was from February 15, 2024 to January 14, 2029. The lease payments are approximately $3,000 per month for the period commenced January 15, 2024 and ended January 14, 2025, approximately $3,100 per month for the period commenced January 15, 2025 and ending January 14, 2026, approximately $3,300 per month for the period commencing January 15, 2026 and ending January 14, 2027, approximately $3,500 per month for the period commencing January 15, 2027 and ending January 14, 2028, approximately $3,600 per month for the period commencing January 15, 2028 and ending January 14, 2029.

The components of the lease expenses consist of the following:

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
Operating lease cost
Lease expenses	$19,774	$39,475
Lease expenses – short-term	42,115	26,379
Total lease expenses	$61,889	$65,854

Weighted-average remaining term and discount rate related to leases were as follows:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Weighted-average remaining term
Operating lease	3.55 year	4.04 year
Weighted-average discount rate
Operating lease	6.85%	6.85%

The following table sets forth the Company’s minimum lease payments in future periods as of June 30, 2025:

	Operating lease	Short-term lease
	payments	payments	Total
	US$	US$	US$
Twelve months ending June 30, 2026	$38,515	$25,536	$64,051
Twelve months ending June 30, 2027	40,440	-	40,440
Twelve months ending June 30, 2028	42,462	-	42,462
Twelve months ending June 30, 2029	21,749	-	21,749
Total minimum lease payments	143,166	25,536	168,702
Less: discount	(16,611)	-	(16,611)
Present value of minimum lease payments	126,555	25,536	152,091
Less: minimum lease payments, current	(30,784)	(25,536)	(56,320)
Minimum lease payments, non-current	$95,771	$-	$95,771